Summary of significant accounting policies - Impairment for long-lived assets (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Summary of significant accounting policies
Impairment loss of long-lived assets	$ 0	$ 0	$ 6,472,266